Note 3 - Stockholders' Equity (Detail) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended				24 Months Ended	70 Months Ended
	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2006	Dec. 31, 2011	Sep. 30, 2012
Stock Issued During Period, Shares, Issued for Debt	1,193,381	1,193,381		883,334
Additional Paid in Capital, Common Stock (in Dollars)	$ 394,474	$ 53,169		$ 5,450	$ 170,050	$ 15,000	$ 50	$ 5,450	$ 53,169
Stock Issued During Period, Shares, Issued for Cash		23,016,963		13,604,132	1,133,664
Stock Issued During Period, Value, Issued for Cash (in Dollars)		1,150,848		718,694				394,474
Stock Issued During Previous Period, Value Issued for Cash (in Dollars)								394,474
Stock Issued During Period, Shares, Issued for Services	3,000,000	5,000,000		4,000,000
Stock Issued During Period, Shares, Issued for Salaries (in Shares)		500,000		38,500,000				48,500,000
Stock Issued During Period, Shares, Other (in Shares)		115,641,114				150,000
Sale of Stock, Price Per Share (in Dollars per share)		$ 0.0001		$ 0.0001	$ 0.15	$ 0.10	$ 0.083333	$ 0.0001	$ 0.0001
Stock Issued During Period, Value, Other (in Dollars)		100,000
Stock Issued During Period, Value, Share-based Compensation Future Service (in Dollars)		4,614,080
Market Price per Share (in Dollars per share)		$ 0.04		$ 0.10		$ 0.15		$ 0.10	$ 0.04
Stock Issued During Period, Shares, Issued to Kodiak Capital Group LLC		2,000,000
Open Option Contracts Written, at Fair Value (in Dollars)		100,000							100,000
Shares Being Registered for Sale		50,000,000							50,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		10,000,000							10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)		$ 0.15							$ 0.15
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued		7,233,334
Stock Issued During Period, Shares, New Issues (in Shares)	23,016,963	23,016,963					15,000,000	23,016,963
Stock Issued During Period, Shares, Acquisitions						6,000,000
Stock Issued During Period, Value, Acquisitions (in Dollars)						765,300			765,300
Compensation (in Dollars)						7,500
undefined					1,580,000
Sale of Stock, Price per Unit (in Dollars per share)					$ 0.25
Units Issued During Period, Value, Issued for Cash (in Dollars)					395,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)					0.50
Stock Issued During Period, Value, Issued for Services (in Dollars)				400
Share-based Compensation (in Dollars)		4,678,813	2,769,510	3,125,000	3,375,000	7,500		2,420,150	5,943,515
Issuance of Stock and Warrants for Services or Claims (in Dollars)		$ 350,000	$ 40,000	$ 70,000	$ 224,959				$ 60,427